Goodwill and Core Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the carrying amount of goodwill
Balance beginning of year	$ 682	$ 682
Additions from acquisition	0	0
Balance, end of period	$ 682	$ 682